5. Property And Equipment, Net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment Net Details Narrative
Depreciation expense	$ 264,000	$ 75,000	$ 125,853	$ 250,262